Relationship with DuPont	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Relationship with DuPont
(8)	RELATIONSHIP WITH DUPONT

Predecessor Periods

Historically, the DPC businesses were managed and operated in the normal course of business with other affiliates of DuPont. Accordingly, certain shared costs were allocated to DPC and reflected as expenses in the standalone Predecessor combined financial statements. Management of DuPont considered the allocation methodologies used to be reasonable and appropriate reflections of the historical DuPont expenses attributable to DPC for purposes of the standalone combined financial statements of DPC; however, the expenses reflected in the Predecessor combined financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if DPC had operated as a separate, standalone entity. In addition, the expenses reflected in the Predecessor combined financial statements may not be indicative of related expenses that will be incurred in the future by us.

Cash Management and Financing

Except for its joint ventures, DPC participated in DuPont’s centralized cash management and financing programs. Disbursements were made through centralized accounts payable systems which were operated by DuPont, while cash receipts were transferred to centralized accounts maintained by DuPont. As cash was disbursed and received by DuPont, it was accounted for by DPC through the parent company net investment. All short and long-term debt requirements of the DPC business were financed by DuPont and financing decisions for wholly owned subsidiaries and majority owned joint ventures were determined by DuPont’s central treasury operations.

Allocated Corporate Costs

The Predecessor combined financial statements include significant transactions with DuPont involving leveraged functional services (such as information systems, accounting, other financial services, purchasing and legal) and general corporate expenses that were provided to DPC by centralized DuPont organizations. Throughout the Predecessor periods covered by the combined financial statements of DPC, the costs of these leveraged functions and services were directly charged or allocated to DPC using methods management believes were reasonable. The methods for directly charging specifically identifiable functions and services to DPC included negotiated usage rates and dedicated employee assignments. The method for allocating shared leveraged functional services to DPC was based on proportionate formulas involving controllable fixed costs and in certain instances was allocated to DPC based on demand. Controllable fixed costs are fixed costs less depreciation and amortization and nonrecurring transactions. The methods for allocating general corporate expenses to DPC were based on revenue. However, the expenses reflected in the Predecessor combined financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if DPC had operated as a separate, standalone entity.

The allocated leveraged functional service expenses and general corporate expenses included in cost of goods sold, selling, general, and administrative expenses and research and development expenses in the Predecessor combined statement of operations were as follows:

	Predecessor
	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Cost of goods sold	$14.2	$224.7
Selling, general, and administrative expenses	1.4	21.6
Research and development expenses	0.1	2.2

Total	$15.7	$248.5

Allocated leveraged functional service expenses and general corporate expenses are recorded in the Predecessor combined statement of operations as follows:

	Predecessor
	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Leveraged functional services	$14.2	$226.4
General corporate expenses	1.5	22.1

Total	$15.7	$248.5

Shared Sites

DPC conducted manufacturing operations at 35 plant sites globally. DPC shared three of these plant sites with other non-DPC DuPont manufacturing operations. Additionally, DPC shared warehouse, sales centers, office space, and research and development facilities with other DuPont businesses. In general, the property, plant, and equipment primarily or exclusively used by DPC for these shared locations are included in the Predecessor combined balance sheet.

The full historical cost, accumulated depreciation and depreciation expense for assets at shared manufacturing plant sites and other facilities where DPC was the primary or exclusive user of the assets have been included in the Predecessor combined balance sheet and statement of operations. Accordingly, when the use of a DPC primary asset was shared with a non-DPC DuPont business (manufacturing or otherwise), the cost for the non-DPC usage was deemed to have been charged to the non-DPC business. The amounts credited to cost of goods sold in the Predecessor combined statement of operations for the use of a DPC primary asset by non-DPC businesses, were less than $0.3 million for the Predecessor period from January 1, 2013 through January 31, 2013 and $1.0 million for the Predecessor year ended December 31, 2012.

At shared manufacturing plant sites and other facilities where DPC was not the primary or exclusive user of the assets, the assets were excluded from the Predecessor combined balance sheet. Accordingly, where DPC used these shared assets, DPC was deemed to have been charged a cost for its usage of these shared assets by the other DuPont businesses. The amounts charged to the cost of goods sold in the Predecessor combined statement of operations for the DPC usage of the shared assets were less than $0.2 million for the Predecessor period from January 1, 2013 through January 31, 2013 and $0.4 million for the Predecessor year ended December 31, 2012.

Purchases from and Sales to Other DuPont Businesses

Throughout the Predecessor periods covered by the Predecessor combined financial statements, DPC purchased materials (Titanium Dioxide and DuPont Sontara® maintenance wipes) from DuPont and its non-DPC businesses.

Purchases include the following amounts:

	Predecessor
	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
DPC purchases of products from other DuPont businesses	$7.9	$91.7

There were no material sales to other DuPont businesses during the periods covered by the Predecessor combined financial statements.